Summary of Significant Accounting Policies - Schedule of basic and diluted net income per share (Parentheticals) (FY) (Details) - $ / shares	3 Months Ended		6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income per share (Parentheticals) [Line Items]
Diluted net income per share	$ 0.14	$ 0.05	$ 0.09	$ 0.2	$ 0.06	$ 0.3
Common stock subject to possible redemption [Member]
Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income per share (Parentheticals) [Line Items]
Diluted net income per share	0.14	0.05	0.09	0.2	0.06	0.3
Common Stock [Member]
Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income per share (Parentheticals) [Line Items]
Diluted net income per share	$ 0.14	$ 0.05	$ 0.09	$ 0.2	$ 0.06	$ 0.3